SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Related Assets
%

Computers and software	33
Office furniture and equipment	20
Electronic and lab equipment	12.5-25
Leasehold improvements	Over the shorter of the related lease period or the useful life of the assets

Summary of Contract Liabilities
	December 31,
	2022	2021
Contract liabilities, current
Deferred revenues	$4,004	$135
Customer advance payment	78	61

Total	$4,082	$196

Contract liabilities, long-term
Deferred revenues	$61	$4,517

Total contract liabilities	$4,143	$4,713

Summary of Changes in Warranty Provision
	Year ended December 31,
	2022	2021

Balance at beginning of the year	$60	$27
Warranty provision	620	137
Warranty claims settled	(350)	(104)

Balance at end of the year	$330	$60